PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipments [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	12-31-2018	12-31-2017
Property, Plant and Equipment, Net	ThU.S.$	ThU.S.$
Construction work in progress	1,030,730	597,351
Land	972,143	1,008,310
Buildings	2,062,887	2,135,201
Plant and equipment	2,921,462	3,112,755
Information technology equipment	23,292	22,665
Fixtures and fittings	15,906	12,297
Motor vehicles	14,916	15,959
Other property, plant and equipment	133,357	129,761
Total Net	7,174,693	7,034,299

Property, Plant and Equipment, Gross
Construction work in progress	1,030,730	597,351
Land	972,143	1,008,310
Buildings	3,959,186	3,926,157
Plant and equipment	6,388,843	6,410,561
Information technology equipment	86,558	82,765
Fixtures and fittings	44,694	40,388
Motor vehicles	53,507	49,756
Other property, plant and equipment	157,301	159,720
Total Gross	12,692,962	12,275,008

Accumulated depreciation and impairment
Buildings	(1,896,299)	(1,790,956)
Plant and equipment	(3,467,381)	(3,297,806)
Information technology equipment	(63,266)	(60,100)
Fixtures and fittings	(28,788)	(28,091)
Motor vehicles	(38,591)	(33,797)
Other property, plant and equipment	(23,944)	(29,959)
Total	(5,518,269)	(5,240,709)

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment as of
December 31
, 2018 and December 31, 2017:

Movement of Property, Plant and Equipment	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2018	597,351	1,008,310	2,135,201	3,112,755	22,665	12,297	15,959	129,761	7,034,299
Changes
Additions	660,918	3	6,949	42,467	1,125	1,146	2,352	15,516	730,476
Acquisitions through business combinations	-	3,900	-	4,887	-	-	-	-	8,787
Disposals	(1,994)	(448)	(770)	(702)	(42)	-	(129)	(528)	(4,613)
Retirements	(6,269)	(4,466)	(1,656)	(17,680)	(42)	(28)	(84)	(5,599)	(35,824)
Depreciation	-	-	(125,407)	(316,118)	(5,791)	(2,870)	(3,920)	(3,660)	(457,766)
Impairment loss recognized in profit or loss	-	-	(654)	(356)	(5)	(20)	-	-	(1,035)
Increase (decrease) through net exchange differences	(4,115)	(34,204)	(15,444)	(42,059)	(175)	(210)	(217)	(6,332)	(102,756)
Reclassification of assets held for sale	-	(2,193)	(5)	5,323	-	-	-	-	3,125
Increase (decrease) through transfers from construction in progress	(215,161)	1,241	64,673	132,945	5,557	5,591	955	4,199	-
Total changes	433,379	(36,167)	(72,314)	(191,293)	627	3,609	(1,043)	3,596	140,394
Closing balance 12-31-2018	1,030,730	972,143	2,062,887	2,921,462	23,292	15,906	14,916	133,357	7,174,693

Movement of Property, Plant and Equipment	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2017	321,031	991,450	2,169,731	3,256,348	24,154	9,880	16,858	130,043	6,919,495
Changes
Additions	440,394	277	12,932	65,938	787	556	2,161	10,788	533,833
Acquisitions through business combinations	3,460	4,009	17,214	46,415	164	986	241	2,022	74,511
Disposals	-	(1,878)	(48)	(5,492)	(26)	(26)	(292)	(262)	(8,024)
Retirements	(1,585)	(75)	(3,809)	(3,900)	(4)	(29)	(127)	(7,211)	(16,740)
Depreciation	-	-	(125,692)	(311,819)	(6,080)	(2,268)	(3,546)	(5,421)	(454,826)
Impairment loss recognized in profit or loss	(208)	-	(769)	(8,271)	(5)	(310)	-	(338)	(9,901)
Increase (decrease) through net exchange differences	290	(2,728)	961	(2,394)	51	(31)	67	69	(3,715)
Reclassification of assets held for sale	(418)	-	-	84	-	-	-	-	(334)
Increase (decrease) through transfers from construction in progress	(165,613)	17,255	64,681	75,846	3,624	3,539	597	71	-
Total changes	276,320	16,860	(34,530)	(143,593)	(1,489)	2,417	(899)	(282)	114,804
Closing balance 12-31-2017	597,351	1,008,310	2,135,201	3,112,755	22,665	12,297	15,959	129,761	7,034,299

Disclosure of commitments related to proprty, plant and equipment [Text Block]
Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	798,631	112,924

Disclosure of depreciation and amortisation expense [text block]
The depreciation expense for the period ending December 31, 2018, 2017 and 2016 is as follows:

	January-December
	2018	2017	2016
Depreciation for the year	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	377,557	389,847	371,170
Administrative expenses	15,530	14,883	21,546
Other expenses	1,986	3,494	2,119
Total	395,073	408,224	394,835

Disclosure of useful lives of property, plant and equipment [Text Block]
The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Other property, plant and equipment	14
See Note 12 for details of capitalized borrowing costs.